Share-based Compensation - Share option activity (Details)			3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Mar. 16, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Aggregate Intrinsic Value
Share-based compensation expense | $			$ 2,366,000	$ 300,000
PSO
Aggregate Intrinsic Value
Share-based compensation expense | $			45,611,000
Amount of external capital raised | $			$ 75,000,000
Equity Incentive Plan
Number of Options
Beginning balance | shares			383,371
Granted | shares	4,029,898	8,059,796	1,558,562
Ending balance | shares			1,941,933	383,371	383,371
Options vested and exercisable | shares			85,708
Weighted Average Exercise Price
Beginning balance | $ / shares			$ 0.84
Granted | $ / shares			1.20
Ending balance | $ / shares			1.13	$ 0.84	$ 0.84
Options vested and exercisable | $ / shares			$ 0.84
Weighted Average Remaining Contractual Life
Outstanding			9 years 7 months 6 days		9 years 4 months 24 days
Options vested and exercisable			9 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding | $			$ 26,781,000	$ 1,804,000	$ 1,804,000
Options vested and exercisable | $			$ 1,207,000
Equity Incentive Plan | Recapitalization
Number of Options
Beginning balance | shares			3,547
Recapitalization | shares					379,824
Ending balance | shares				3,547	3,547
Weighted Average Exercise Price
Beginning balance | $ / shares			$ 90.50
Recapitalization | $ / shares					$ (89.66)
Ending balance | $ / shares				$ 90.50	$ 90.50
Weighted Average Remaining Contractual Life
Outstanding					9 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding | $				$ 1,804,000	$ 1,804,000